Significant Accounting Policies (Details)	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2018 USD ($)
Significant Accounting Policies (Details) [Line Items]
Percentage of maximum revenue payment to customer	3.00%
Percentage of Online sales products	1.00%
Government grants	$ 63,520	$ 162,268	$ 146,992
Shipping and handling costs	1,104,120	1,869,505	1,841,312
Advertising costs	$ 5,720,458	3,856,921	3,217,096
After tax profit	10.00%
Accumulative amount of reserve	50.00%
Retained earnings	$ 61,475,891	66,623,204
Description of value-added tax	the applicable VAT rate was 17%, while after May 1, 2018 and before April 1, 2019, the Company is subject to a VAT rate of 16%. After April 1, 2019, the Company is subject to a VAT rate of 13% based on the new Chinese tax law.
Operating segment	1
Cash and cash equivalents	$ 36,558,752	33,654,765	$ 14,800,772			$ 8,884,829
Percentage of revenue recovered	10.00%
Cash and Cash Equivalents [Member]
Significant Accounting Policies (Details) [Line Items]
Cash and cash equivalents	$ 36,203,665	$ 33,430,403		¥ 237,905,147	¥ 236,857,749
Retained Earnings [Member]
Significant Accounting Policies (Details) [Line Items]
Retained earnings	$ 65,500,000			¥ 440,500,000